Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventories other than work in progress
Inventories stated at net realizable value	$ 287	$ 171
Current Inventories [member]
Disclosure of inventories [line items]
Prepayments	75	105
Raw materials and consumables	2,356	2,478
Work in progress	418	405
Finished goods	1,306	1,257
Goods purchased for resale	185	182
Inventories	$ 4,339	$ 4,427